VIRTUS NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Communication Services—1.6%
Meta Platforms, Inc. Class A	2,267	$ 1,307
Walt Disney Co. (The)	32,848	3,242
		4,549

Consumer Discretionary—4.7%
eBay, Inc.	22,831	1,546
General Motors Co.	56,010	2,634
Home Depot, Inc. (The)	7,056	2,586
JD.com, Inc. ADR	71,299	2,932
Rollins, Inc.	28,774	1,555
Starbucks Corp.	16,961	1,664
		12,917

Consumer Staples—3.5%
Keurig Dr Pepper, Inc.	38,000	1,300
McCormick & Co., Inc. Non-voting Shares	33,160	2,730
Procter & Gamble Co. (The)	15,907	2,711
Tyson Foods, Inc. Class A	44,887	2,864
		9,605

Energy—8.6%
Chevron Corp.	27,416	4,586
ConocoPhillips	13,957	1,466
EOG Resources, Inc.	23,433	3,005
Exxon Mobil Corp.	51,265	6,097
ONEOK, Inc.	15,887	1,576
Ovintiv, Inc.	93,264	3,992
Phillips 66	13,787	1,702
Schlumberger N.V.	29,038	1,214
		23,638

Financials—21.6%
Allstate Corp. (The)	7,752	1,605
Aon plc Class A	4,046	1,615
Bank of America Corp.	164,088	6,847
Blackrock, Inc.	2,864	2,711
Charles Schwab Corp. (The)	36,320	2,843
Cincinnati Financial Corp.	10,289	1,520
Citigroup, Inc.	50,794	3,606
Citizens Financial Group, Inc.	63,370	2,596
Global Payments, Inc.	21,241	2,080
Goldman Sachs Group, Inc. (The)	2,593	1,416
Intercontinental Exchange, Inc.	8,695	1,500
Jack Henry & Associates, Inc.	7,870	1,437
JPMorgan Chase & Co.	29,244	7,174
Morgan Stanley	33,081	3,860
MSCI, Inc. Class A	4,513	2,552
Nasdaq, Inc.	18,108	1,374
PNC Financial Services Group, Inc. (The)	31,189	5,482
Truist Financial Corp.	64,620	2,659
U.S. Bancorp	94,252	3,979
Wells Fargo & Co.	35,941	2,580
		59,436

	Shares	Value

Health Care—15.8%
Abbott Laboratories	21,078	$ 2,796
AbbVie, Inc.	20,817	4,362
Agilent Technologies, Inc.	24,418	2,856
Bristol-Myers Squibb Co.	49,536	3,021
Globus Medical, Inc. Class A(1)	36,400	2,665
HCA Healthcare, Inc.	8,740	3,020
Johnson & Johnson	16,546	2,744
Medtronic plc	44,215	3,973
Pfizer, Inc.	162,868	4,127
Thermo Fisher Scientific, Inc.	7,545	3,754
UnitedHealth Group, Inc.	11,765	6,162
Veeva Systems, Inc. Class A(1)	11,320	2,622
Zoetis, Inc. Class A	8,739	1,439
		43,541

Industrials—14.4%
AMETEK, Inc.	7,594	1,307
C.H. Robinson Worldwide, Inc.	13,306	1,363
CSX Corp.	47,730	1,405
Emerson Electric Co.	33,254	3,646
General Electric Co.	14,009	2,804
Genpact Ltd.	69,222	3,487
Honeywell International, Inc.	20,508	4,343
IDEX Corp.	14,716	2,663
MonotaRO Co., Ltd. Unsponsored ADR	171,350	3,192
RB Global, Inc.	31,391	3,148
RTX Corp.	20,472	2,712
TransUnion	33,923	2,815
Union Pacific Corp.	5,907	1,395
United Parcel Service, Inc. Class B	12,291	1,352
Xylem, Inc.	33,609	4,015
		39,647

Information Technology—7.6%
Accenture plc Class A	4,070	1,270
Adobe, Inc. (1)	2,379	912
Advanced Micro Devices, Inc.(1)	11,416	1,173
Autodesk, Inc.(1)	5,216	1,366
Intuit, Inc.	6,217	3,817
KLA Corp.	2,080	1,414
Marvell Technology, Inc.	19,102	1,176
Micron Technology, Inc.	14,998	1,303
Microsoft Corp.	8,260	3,101
Salesforce, Inc.	4,474	1,201
Teledyne Technologies, Inc.(1)	2,754	1,371
Texas Instruments, Inc.	15,533	2,791
		20,895

Materials—4.5%
Ball Corp.	61,631	3,209
DuPont de Nemours, Inc.	17,641	1,317
LyondellBasell Industries N.V. Class A	54,587	3,843
Pan American Silver Corp.	111,556	2,882
	Shares	Value

Materials—continued
Sealed Air Corp.	43,631	$ 1,261
		12,512

Real Estate—9.1%
Alexandria Real Estate Equities, Inc.	41,181	3,810
Crown Castle, Inc.	12,586	1,312
Equinix, Inc.	3,016	2,459
Invitation Homes, Inc.	74,418	2,593
Prologis, Inc.	48,228	5,391
Rexford Industrial Realty, Inc.	96,082	3,762
SBA Communications Corp. Class A	26,061	5,734
		25,061

Utilities—7.8%
AES Corp. (The)	118,684	1,474
American Water Works Co., Inc.	29,552	4,360
Eversource Energy	93,740	5,822
NextEra Energy, Inc.	115,928	8,218
WEC Energy Group, Inc.	15,868	1,729
		21,603

Total Common Stocks (Identified Cost $239,467)		273,404

Total Long-Term Investments—99.2% (Identified Cost $239,467)		273,404

TOTAL INVESTMENTS—99.2% (Identified Cost $239,467)		$273,404
Other assets and liabilities, net—0.8%		2,137
NET ASSETS—100.0%		$275,541

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	90%
Canada	2
Ireland	2
Netherlands	2
Bermuda	1
Japan	1
China	1
Other	1
Total	100%
† % of total investments as of March 31, 2025.
See Notes to Schedule of Investments

VIRTUS NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$273,404	$273,404
Total Investments	$273,404	$273,404
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Schedule of Investments

VIRTUS NFJ Large-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.
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